Summary of significant accounting policies - IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at December 31, 2018 (Note 33.3)	$ 69,938		$ 40,750
Lease liabilities recognized as at January 1, 2019 (at present value)	13,243		14,610
Lease liabilities	7,442		0
Lease liabilities	$ 5,801		0
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rate		9.40%
Operating lease commitments disclosed as at December 31, 2018 (Note 33.3)			$ 69,938
(Less) Contracts reassessed as not being lease contracts in accordance with IFRS 16		$ (34,239)
(Less) Short-term leases not recognized as a liability		(17,537)
(Less) Low-value leases not recognized as a liability		(341)
Lease liabilities recognized as at January 1, 2019 (at nominal value)		17,821
Lease liabilities recognized as at January 1, 2019 (at present value)		14,610
Lease liabilities		7,967
Lease liabilities		$ 6,643